As filed with the Securities and Exchange Commission on April 30, 2015

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 124	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code:

(800) 774-3768

Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 31, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment relates solely to the Registrant’s Columbia European Equity ETF, Columbia Limited Duration Credit ETF, Columbia Short Term Bond ETF, Columbia Small/Mid Cap Value ETF and Columbia U.S. Government Mortgage ETF series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

The sole purpose of this filing is to delay, until May 31, 2015, the effectiveness of the Registrant’s Post-Effective Amendment No. 48 to its Registration Statement which effectiveness was subsequently delayed by prior Post-Effective Amendment to its Registration Statement. Post-Effective Amendment No. 48 to the Trust’s Registration Statement relates to Columbia European Equity ETF, Columbia Limited Duration Credit ETF, Columbia Short Term Bond ETF, Columbia Small/Mid Cap Value ETF and Columbia U.S. Government Mortgage ETF. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 48, filed on November 9, 2012, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA ETF TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of April, 2015.

COLUMBIA ETF TRUST

By:
/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ William A. Hawkins*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	William A. Hawkins

/s/ Michael G. Clarke	Chief Financial Officer	/s/ R. Glenn Hilliard*	Trustee
Michael G. Clarke	(Principal Financial Officer)	R. Glenn Hilliard

/s/ Joseph F. DiMaria	Chief Accounting Officer	/s/ Catherine James Paglia*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	Catherine James Paglia

/s/ William P. Carmichael*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
William P. Carmichael		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

*	By:	/s/ Joseph D. Alessandro
	Name:	Joseph D. Alessandro**
Attorney-in-fact

**	Executed by Joseph D. Alessandro on behalf of each of the Trustees pursuant to a Power of Attorney, dated January 28, 2015 and incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement No. 333-148082 of the Registrant on Form N-1A (Exhibit(q)(1)), filed with the Commission on February 27, 2015.